Subsequent Events (Details Narrative) - USD ($)						1 Months Ended
	Jan. 31, 2022	Jan. 28, 2022	Jan. 06, 2022	Sep. 15, 2021	Sep. 15, 2021	Apr. 30, 2022	Mar. 31, 2022	May 12, 2022
Subsequent Event [Line Items]
Gross proceeds from the offering			$ 32,300,000
Repayment of line of credit and outstanding		$ 6,841,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from the offering			$ 35,000,000
Repayment of line of credit and outstanding	$ 6,841,000
Common Class A [Member]
Subsequent Event [Line Items]
Issuance and sale of shares			2,496,934
Sale of unit price per share			$ 3.60
Common Class A [Member] | PIPE Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Warrant price per share			0.0001
Common Class A [Member] | PIPE Warrants [Member]
Subsequent Event [Line Items]
Sale of unit price per share			$ 3.40
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance and sale of shares			2,496,934
Sale of unit price per share			$ 3.60
Number of warrants exercised for shares of common stock								800,000
Common Class A [Member] | Subsequent Event [Member] | PIPE Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance and sale of shares			7,797,184
Warrant price per share			$ 0.0001
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member]
Subsequent Event [Line Items]
Sale of unit price per share			$ 3.40
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance and sale of shares			10,294,118
Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance and sale of shares			7,797,184
Warrant price per share			$ 0.0001
Warrants issued				800,000	800,000		1,443,584
Pre-Funded Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued						163,600